Leases (Details) - Schedule of future minimum lease liability payments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 05, 2020	Dec. 01, 2020
Leases (Details) - Schedule of future minimum lease liability payments [Line Items]
Lease payments	$ 583
Finance Charges	(29)
Net Present Values	554
Within 1 year [Member]
Leases (Details) - Schedule of future minimum lease liability payments [Line Items]
Lease payments			$ 280
Finance Charges			(14)
Net Present Values			$ 266
1-2 years [Member]
Leases (Details) - Schedule of future minimum lease liability payments [Line Items]
Lease payments	101
Finance Charges	(8)
Net Present Values	93
2-5 years [Member]
Leases (Details) - Schedule of future minimum lease liability payments [Line Items]
Lease payments	202
Finance Charges	(7)
Net Present Values	$ 195
Over 5 years [Member]
Leases (Details) - Schedule of future minimum lease liability payments [Line Items]
Lease payments
Finance Charges